CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 95.9%
	Communications - 2.1%
	Telecommunications - 2.1%
408,303	Vonage Holdings Corporation[1]	$6,581,844

	Consumer Discretionary - 14.5%
	Apparel & Textile Products - 3.8%
298,317	Steven Madden Ltd.	11,980,411

	Consumer Services - 0.9%
778,429	Regis Corporation[1]	2,708,933

	Home Construction - 3.7%
220,226	JELD-WEN Holding, Inc.[1]	5,512,257
103,893	Skyline Champion Corporation[1]	6,239,813
		11,752,070
	Leisure Facilities & Services - 2.1%
156,268	BJ's Restaurants, Inc.	6,525,752

	Wholesale - Discretionary - 4.0%
443,990	G-III Apparel Group Ltd.[1]	12,564,917

	Total Consumer Discretionary	45,532,083

	Consumer Staples - 5.1%
	Beverages - 2.0%
392,339	Primo Water Corporation	6,167,569

	Food - 1.0%
171,058	Hostess Brands, Inc.[1]	2,971,277

	Household Products - 2.1%
174,187	Clearwater Paper Corp.[1]	6,676,588

	Total Consumer Staples	15,815,434

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 95.9% (Continued)
	Energy - 3.3%
	Oil & Gas Services & Equipment - 3.3%
461,083	ChampionX Corporation[1]	$10,309,816

	Financials - 22.3%
	Banking - 19.4%
149,522	Amalgamated Financial Corp.	2,365,438
150,302	Associated Banc-Corp.	3,219,469
265,561	BancorpSouth Bank	7,908,406
205,644	BankUnited, Inc.	8,600,032
380,976	Central Pacific Financial Corp.	9,783,464
328,874	Great Western Bancorp, Inc.	10,767,335
296,064	Hancock Whitney Corporation	13,950,536
358,456	Heritage Commerce Corp.	4,168,843
		60,763,523
	Insurance - 2.9%
242,307	James River Group Holdings, Ltd.	9,142,243

	Total Financials	69,905,766

	Health Care - 2.1%
	Medical Equipment & Devices - 2.1%
155,294	Envista Holdings Corporation[1]	6,492,842

	Industrials - 21.7%
	Aerospace & Defense - 5.2%
208,953	Barnes Group, Inc.	8,719,609
210,253	Kaman Corporation	7,499,724
		16,219,333

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 95.9% (Continued)
	Commercial Support Services - 4.0%
120,465	Clean Harbors, Inc.[1]	$12,512,700

	Electrical Equipment - 3.0%
177,198	SPX Corp.[1]	9,471,233

	Industrial Intermediate Products - 5.4%
434,932	Janus International Group, Inc.[1,2]	5,323,568
49,326	Valmont Industries, Inc.	11,597,529
		16,921,097
	Industrial Support Services - 1.1%
36,190	Applied Industrial Technologies, Inc.	3,261,805

	Transportation & Logistics - 3.0%
196,213	Kirby Corporation[1]	9,410,375

	Total Industrials	67,796,543

	Materials - 3.7%
	Chemicals - 3.7%
110,190	HB Fuller Co.	7,113,866
24,258	Rogers Corp.[1]	4,523,632
	Total Materials	11,637,498

	Real Estate - 8.7%
	REIT - 8.7%
289,789	American Assets Trust, Inc.	10,843,904
163,593	Corporate Office Properties Trust	4,413,739
341,300	Urban Edge Properties	6,249,203
327,331	Xenia Hotels & Resorts, Inc.[1]	5,806,852
	Total Real Estate	27,313,698

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 95.9% (Continued)
	Technology - 9.2%
	Semiconductors - 1.5%
96,726	MaxLinear, Inc., Class A1	$4,763,756

	Software - 2.9%
85,799	Agilysys, Inc.[1]	4,492,436
56,880	Envestnet, Inc.[1]	4,564,051
		9,056,487
	Technology Services - 4.8%
138,397	Open Lending Corp.[1]	4,991,980
858,297	PAE, Inc.[1]	5,132,616
454,752	Paya Holdings, Inc.[1]	4,943,154
		15,067,750
	Total Technology	28,887,993

	Utilities - 3.2%
	Electric Utilities - 2.1%
105,684	Black Hills Corporation	6,632,728

	Gas & Water Utilities - 1.1%
50,021	SJW Group	3,304,387

	Total Utilities	9,937,115

	TOTAL COMMON STOCK (Cost $249,427,993)	300,210,632

	SHORT-TERM INVESTMENTS — 4.0%
6,222,136	Blackrock Liquidity Funds T-Fund, Institutional Series, 0.01%[3]	6,222,136
6,222,139	Federated Hermes Treasury Obligations Fund, Institutional Series, 0.01%[3]	6,222,139
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,444,275)	12,444,275

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES – 99.9% (Cost $261,872,268)	312,654,907

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Principal		Value
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 1.6%
	REPURCHASE AGREEMENTS — 1.6%
1,151,316	With Bank of America Securities, Inc.: at 0.05%, dated 9/30/21, to be repurchased on 10/1/21, repurchase price $1,151,318 (collateralized by US Treasury Securities, par values ranging from $23,783 - $381,223, coupon rates ranging from 0.13% to 0.63%, 1/15/24 – 1/15/30; total market value $1,174,342)	$1,151,316
238,877	With Bank of Montreal: at 0.03%, dated 9/30/21, to be repurchased on 10/1/21, repurchase price $238,877 (collateralized by US Treasury Securities, par values ranging from $0 - $58,613, coupon rates ranging from 0.00% to 3.63%, 11/4/21 - 8/15/50; total market value $243,655)	238,877
1,151,316	With Barclays Capital, Inc.: at 0.05%, dated 9/30/21, to be repurchased on 10/1/21, repurchase price $1,151,318 (collateralized by US Treasury Securities, par value of $1,002,660, coupon rate of 0.13%, 7/15/30; total market value $1,174,343)	1,151,316
1,151,316	With JP Morgan Securities LLC: at 0.05%, dated 9/30/21, to be repurchased on 10/1/21, repurchase price $1,151,318 (collateralized by US Treasury Securities, par values ranging from $577 - $641,887, coupon rates ranging from 0.50% to 2.88%, 2/15/23 - 4/30/26; total market value $1,174,342)	1,151,316
1,151,316	With Mizuho Securities USA, LLC.: at 0.04%, dated 9/30/21, to be repurchased on 10/1/21, repurchase price $1,151,317 (collateralized by US Treasury Securities, par values ranging from $49,543 - $182,808, coupon rates ranging from 1.38% to 2.88%, 6/30/24 – 8/31/26; total market value $1,174,343)	1,151,316
3,499	With National Bank Financial: at 0.09%, dated 9/30/21, to be repurchased on 10/1/21, repurchase price $3,499 (collateralized by US Treasury Securities, par values ranging from $0 - $286, coupon rates ranging from 0.00% to 6.25%, 10/1/21 - 9/9/49; total market value $3,569)	3,499
	TOTAL REPURCHASE AGREEMENTS (Cost $4,847,640)	4,847,640

	TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $4,847,640)	4,847,640

	TOTAL INVESTMENTS - 101.5% (Cost $266,719,908)	$317,502,547	[4]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(4,547,387)
	NET ASSETS - 100.0%	$312,955,160

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of September 30, 2021.

[4]	At September 30, 2021, the market value of securities on loan for CRM Small Cap Value Fund was $4,578,898. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 95.7%
	Consumer Discretionary - 13.3%
	Home Construction - 1.9%
64,263	Skyline Champion Corporation[1]	$3,859,636

	Leisure Facilities & Services - 1.5%
18,796	Marriott Vacations Worldwide Corporation	2,957,175

	Retail - Discretionary - 2.0%
5,827	RH1	3,886,084

	Wholesale - Discretionary - 7.9%
245,310	G-III Apparel Group Ltd.[1]	6,942,273
172,835	LKQ Corporation[1]	8,697,057
		15,639,330
	Total Consumer Discretionary	26,342,225

	Consumer Staples - 2.9%
	Beverages - 1.4%
173,425	Primo Water Corporation	2,726,241

	Food - 1.5%
110,348	Nomad Foods Ltd.[1]	3,041,191

	Total Consumer Staples	5,767,432

	Energy - 5.7%
	Oil & Gas Producers - 2.5%
29,281	Pioneer Natural Resources Company	4,875,579

	Oil & Gas Services & Equipment - 2.2%
198,791	ChampionX Corporation[1]	4,444,967

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 95.7% (Continued)
	Renewable Energy - 1.0%
43,813	Sunrun, Inc.[1]	$1,927,772

	Total Energy	11,248,318

	Financials - 19.0%
	Asset Management - 1.7%
20,895	LPL Financial Holdings, Inc.	3,275,500

	Banking - 8.2%
148,107	BancorpSouth Bank	4,410,626
196,632	Great Western Bancorp, Inc.	6,437,732
100,647	Webster Financial Corporation	5,481,236
		16,329,594
	Insurance - 9.1%
57,859	American Financial Group, Inc.	7,280,398
12,224	Assurant, Inc.	1,928,336
146,535	James River Group Holdings, Ltd.	5,528,766
45,867	W.R. Berkley Corporation	3,356,547
		18,094,047
	Total Financials	37,699,141

	Health Care - 6.8%
	Health Care Facilities & Services - 2.1%
229,921	Ortho Clinical Diagnostics Holdings PLC[1,2]	4,248,940

	Medical Equipment & Devices - 4.7%
4,554	Bio-Rad Laboratories, Inc., Class A1	3,397,056
140,983	Envista Holdings Corporation[1]	5,894,500
		9,291,556
	Total Health Care	13,540,496

	Industrials - 23.6%
	Aerospace & Defense - 3.4%
113,697	Kaman Corporation	4,055,572

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 95.7% (Continued)
	Aerospace & Defense - 3.4% (Continued)
6,146	Teledyne Technologies, Inc.[1]	$2,640,199
		6,695,771
	Commercial Support Services - 5.3%
67,397	Clean Harbors, Inc.[1]	7,000,526
86,930	Terminix Global Holdings, Inc.[1]	3,622,373
		10,622,899
	Electrical Equipment - 4.7%
219,423	Hayward Holdings, Inc.[1]	4,879,967
140,279	nVent Electric PLC[2]	4,535,220
		9,415,187
	Industrial Intermediate Products - 4.7%
274,471	Janus International Group, Inc.[1]	3,359,525
25,289	Valmont Industries, Inc.	5,945,950
		9,305,475
	Machinery - 3.2%
41,694	Regal Rexnord Corporation	6,268,276

	Transportation & Logistics - 2.3%
94,355	Kirby Corporation[1]	4,525,266

	Total Industrials	46,832,874

	Materials - 9.2%
	Chemicals - 5.3%
66,851	Ashland Global Holdings, Inc.	5,957,761
56,971	RPM International, Inc.	4,423,798
		10,381,559
	Construction Materials - 3.9%
15,587	Carlisle Companies, Inc.	3,098,540
35,806	Eagle Materials, Inc.	4,696,315
		7,794,855
	Total Materials	18,176,414

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 95.7% (Continued)
	Real Estate - 4.9%
	REIT - 4.9%
128,780	American Assets Trust, Inc.	$4,818,948
273,236	Urban Edge Properties	5,002,951
	Total Real Estate	9,821,899

	Technology - 7.2%
	Software - 6.3%
235,702	Clarivate PLC[1,2]	5,161,874
19,231	PTC, Inc.[1]	2,303,681
108,522	Tenable Holdings, Inc.[1]	5,007,205
		12,472,760
	Technology Services - 0.9%
307,036	Multiplan Corporation[1,3]	1,728,613

	Total Technology	14,201,373

	Utilities - 3.1%
	Electric Utilities - 1.1%
33,325	Black Hills Corporation	2,091,477

	Gas & Water Utilities - 2.0%
164,500	Nisource, Inc.	3,985,835

	Total Utilities	6,077,312

	TOTAL COMMON STOCK (Cost $138,177,482)	189,707,484

	SHORT-TERM INVESTMENTS — 3.9%
3,849,562	BlackRock Liquidity Funds T-Fund, Institutional Series, 0.01%[4]	3,849,562

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS — 3.9% (Continued)
3,849,561	Federated Hermes Treasury Obligations Fund, Institutional Series, 0.01%[4]	$3,849,561
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,699,123)	7,699,123

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES – 99.6% (Cost $145,876,605)	197,406,607
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 0.9%

Principal
	REPURCHASE AGREEMENTS — 0.9%
1,000,000	With JP Morgan Securities LLC: at 0.05%, dated 9/30/21, to be repurchased on 10/1/21, repurchase price $1,000,001 (collateralized by US Treasury Securities, par values ranging from $501 - $557,525, coupon rates ranging from 0.50% to 2.88%, 2/15/23 - 4/30/26; total market value $1,020,000)	1,000,000
754,167	With Mizuho Securities USA, LLC.: at 0.04%, dated 9/30/21, to be repurchased on 10/1/21, repurchase price $754,168 (collateralized by US Treasury Securities, par values ranging from $32,453 - $119,748, coupon rates ranging from 1.38% to 2.88%, 6/30/24 – 8/31/26; total market value $769,251)	754,167
	TOTAL REPURCHASE AGREEMENTS (Cost $1,754,167)	1,754,167

	TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $1,754,167)	1,754,167

	TOTAL INVESTMENTS - 100.5% (Cost $147,630,772)	$199,160,774	[5]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(979,717)
	NET ASSETS - 100.0%	$198,181,057

[1]	Non-income producing security.
[2]	PLC – Public Limited Company
[3]	Security partially or fully on loan.
[4]	Rate disclosed is the seven day effective yield as of September 30, 2021.
[5]	At September 30, 2021, the market value of securities on loan for CRM Small/Mid Cap Value Fund was $1,728,613. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 96.1%
	Consumer Discretionary - 11.6%
	Apparel & Textile Products - 3.6%
365,957	Steven Madden Ltd.	$14,696,833

	Leisure Facilities & Services - 1.5%
38,172	Marriott Vacations Worldwide Corporation	6,005,601

	Retail - Discretionary - 1.5%
232,694	Nordstrom, Inc.[1]	6,154,756

	Wholesale - Discretionary - 5.0%
407,863	LKQ Corporation[1]	20,523,666

	Total Consumer Discretionary	47,380,856

	Consumer Staples - 2.0%
	Food - 2.0%
301,057	Nomad Foods Ltd.[1]	8,297,131

	Energy - 5.0%
	Oil & Gas Producers - 2.5%
60,915	Pioneer Natural Resources Company	10,142,957

	Oil & Gas Services & Equipment - 2.5%
471,576	ChampionX Corporation[1]	10,544,439

	Total Energy	20,687,396

	Financials - 16.3%
	Asset Management - 2.3%
59,964	LPL Financial Holdings, Inc.	9,399,957

	Banking - 4.6%
243,173	BancorpSouth Bank	7,241,692

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 96.1% (Continued)
	Banking - 4.6% (Continued)
213,998	Webster Financial Corporation	$11,654,331
		18,896,023
	Institutional Financial Services - 2.8%
135,734	State Street Corporation	11,499,385

	Insurance - 6.6%
118,860	American Financial Group, Inc.	14,956,154
31,627	Assurant, Inc.	4,989,159
93,069	W.R. Berkley Corporation	6,810,789
		26,756,102
	Total Financials	66,551,467

	Health Care - 9.5%
	Health Care Facilities & Services - 2.1%
473,847	Ortho Clincial Diagnostics Holdings PLC[1,2]	8,756,693

	Medical Equipment & Devices - 7.4%
247,072	Avantor, Inc.[1]	10,105,245
9,217	Bio-Rad Laboratories, Inc., Class A1	6,875,421
315,277	Envista Holdings Corporation[1]	13,181,731
		30,162,397
	Total Health Care	38,919,090

	Industrials - 19.5%
	Aerospace & Defense - 3.9%
16,644	Teledyne Technologies, Inc.[1]	7,149,930
77,197	Woodward, Inc.	8,738,700
		15,888,630
	Commercial Support Services - 1.8%
177,455	Terminix Global Holdings, Inc.[1]	7,394,550

	Electrical Equipment - 6.7%
65,850	AMETEK, Inc.	8,166,059
458,577	Hayward Holdings, Inc.[1]	10,198,752

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 96.1% (Continued)
	Electrical Equipment - 6.7% (Continued)
283,867	nVent Electric PLC[2]	$9,177,420
		27,542,231
	Industrial Intermediate Products - 3.0%
52,439	Valmont Industries, Inc.	12,329,458

	Industrial Support Services - 0.8%
35,219	Applied Industrial Technologies, Inc.	3,174,288

	Machinery - 3.3%
88,911	Regal Rexnord Corporation	13,366,880

	Total Industrials	79,696,037

	Materials - 10.2%
	Chemicals - 8.3%
138,908	Ashland Global Holdings, Inc.	12,379,481
269,382	Corteva, Inc.	11,335,595
131,108	RPM International, Inc.	10,180,536
		33,895,612
	Construction Materials - 1.9%
38,991	Carlisle Companies, Inc.	7,751,021

	Total Materials	41,646,633

	Real Estate - 3.9%
	REIT - 3.9%
219,327	American Assets Trust, Inc.	8,207,216
181,463	Highwoods Properties, Inc.	7,958,967
	Total Real Estate	16,166,183

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 96.1% (Continued)
	Technology - 12.0%
	Semiconductors - 2.7%
71,670	Microchip Technology, Inc.	$11,000,628

	Software - 5.9%
488,405	Clarivate PLC[1,2]	10,696,069
38,949	PTC, Inc.[1]	4,665,701
195,256	Tenable Holdings, Inc.[1]	9,009,112
		24,370,882
	Technology Services - 3.4%
40,001	Morningstar, Inc.	10,361,459
633,678	Multiplan Corporation[1,3]	3,567,607
		13,929,066
	Total Technology	49,300,576

	Utilities - 6.1%
	Electric Utilities - 2.0%
132,586	Black Hills Corporation	8,321,097

	Gas & Water Utilities - 4.1%
71,653	Atmos Energy Corporation	6,319,795
425,062	Nisource, Inc.	10,299,252
		16,619,047
	Total Utilities	24,940,144

	TOTAL COMMON STOCK (Cost $278,185,021)	393,585,513

	SHORT-TERM INVESTMENTS — 4.3%
8,915,549	BlackRock Liquidity Funds T-Fund, Institutional Series, 0.01%[4]	8,915,549

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS — 4.3% (Continued)
8,915,550	Federated Hermes Treasury Obligations Fund, Institutional Series, 0.01%[4]	$8,915,550
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,831,099)	17,831,099

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES – 100.4% (Cost $296,016,120)	411,416,612

	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 0.8%
	MONEY MARKET FUND — 0.0%[5]
93,000	Goldman Sachs Financial Square Government Fund, 0.03%[4] (Cost - $93,000)	93,000

Principal
	REPURCHASE AGREEMENTS — 0.8%
1,000,000	With Barclays Capital, Inc.: at 0.05%, dated 9/30/21, to be repurchased on 10/1/21, repurchase price $1,000,001 (collateralized by US Treasury Securities, par value of $870,882, coupon rate of 0.13%, 7/15/30; total market value $1,020,000)	1,000,000
70,266	With Credit Suisse AG: at 0.04%, dated 9/30/21, to be repurchased on 10/1/21, repurchase price $70,266 (collateralized by US Treasury Securities, par values ranging from $0 - $62,920, coupon rates ranging from 0.13% to 6.13%, 4/15/22 - 5/15/50; total market value $71,671)	70,266
1,000,000	With JP Morgan Securities LLC: at 0.05%, dated 9/30/21, to be repurchased on 10/1/21, repurchase price $1,000,001 (collateralized by US Treasury Securities, par values ranging from $501 - $557,525, coupon rates ranging from 0.50% to 2.88%, 2/15/23 - 4/30/26; total market value $1,020,000)	1,000,000
1,000,000	With Mizuho Securities USA, LLC.: at 0.04%, dated 9/30/21, to be repurchased on 10/1/21, repurchase price $1,000,001 (collateralized by US Treasury Securities, par values ranging from $43,032 - $158,782, coupon rates ranging from 1.38% to 2.88%, 6/30/24 – 8/31/26; total market value $1,020,000)	1,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $3,070,266)	3,070,266

	TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $3,163,266)	3,163,266

	TOTAL INVESTMENTS - 101.2% (Cost $299,179,386)	$414,579,878	[6]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(4,909,791)
	NET ASSETS - 100.0%	$409,670,087

[1]	Non-income producing security.
[2]	PLC – Public Limited Company

[3]	Security partially or fully on loan.
[4]	Rate disclosed is the seven day effective yield as of September 30, 2021.
[5]	Amount represents less than 0.05%.
[6]	At September 30, 2021, the market value of securities on loan for CRM Mid Cap Value Fund was $25,739,639. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is no the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 96.8%
	Communications - 2.6%
	Telecommunications - 2.6%
41,369	Vonage Holdings Corporation[1]	$666,868

	Consumer Discretionary - 14.2%
	Apparel & Textile Products - 3.0%
19,240	Steven Madden Ltd.	772,678

	Home Construction - 1.7%
7,305	Skyline Champion Corporation[1]	438,738

	Leisure Facilities & Services - 3.9%
10,390	BJ’s Restaurants, Inc.[1]	433,886
3,573	Marriott Vacations Worldwide Corporation	562,140
		996,026
	Wholesale - Discretionary - 5.6%
19,635	G-III Apparel Group Ltd.[1]	555,671
17,233	LKQ Corporation[1]	867,165
		1,422,836
	Total Consumer Discretionary	3,630,278

	Energy - 2.9%
	Oil & Gas Services & Equipment - 2.9%
32,995	ChampionX Corporation[1]	737,768

	Financials - 22.0%
	Banking - 9.7%
19,774	Hancock Whitney Corporation	931,751
12,811	Truist Financial Corporation	751,365
14,468	Webster Financial Corporation	787,927
		2,471,043

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 96.8% (Continued)
	Institutional Financial Services - 3.4%
10,194	State Street Corporation	$863,636

	Insurance - 8.9%
6,206	American Financial Group, Inc.	780,901
18,002	American International Group, Inc.	988,130
3,160	Assurant, Inc.	498,490
		2,267,521
	Total Financials	5,602,200

	Health Care - 11.6%
	Biotech & Pharma - 2.1%
3,253	Johnson & Johnson	525,359

	Health Care Facilities & Services - 1.9%
26,762	Ortho Clinical Diagnostics Holdings PLC[1,2]	494,562

	Medical Equipment & Devices - 7.6%
14,093	Avantor, Inc.[1]	576,404
2,416	Danaher Corporation	735,527
14,960	Envista Holdings Corporation[1]	625,478
		1,937,409
	Total Health Care	2,957,330

	Industrials - 19.9%
	Aerospace & Defense - 4.4%
21,166	Kaman Corporation	754,991
3,278	Woodward, Inc.	371,070
		1,126,061
	Commercial Support Services - 1.9%
11,660	Terminix Global Holdings, Inc.[1]	485,872

	Electrical Equipment - 2.1%
16,673	nVent Electric PLC[2]	539,038

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 96.8% (Continued)
	Industrial Intermediate Products – 5.7%
40,456	Janus International Group, Inc.[1]	$495,181
4,054	Valmont Industries, Inc.	953,177
		1,448,358

	Machinery - 2.3%
3,811	Regal Rexnord Corporation	572,946

	Transportation & Logistics - 3.5%
18,629	Kirby Corporation[1]	893,447

	Total Industrials	5,065,722

	Materials - 4.5%
	Chemicals - 4.5%
6,818	Ashland Global Holdings, Inc.	607,620
12,733	Corteva, Inc.	535,805
	Total Materials	1,143,425

	Real Estate - 2.2%
	REIT - 2.2%
31,927	Xenia Hotels & Resorts, Inc.[1]	566,385

	Technology - 14.7%
	Semiconductors - 3.4%
3,285	Microchip Technology, Inc.	504,215
2,880	QUALCOMM, Inc.	371,462
		875,677
	Software - 7.2%
29,062	Clarivate PLC[1,2]	636,458
1,074	Microsoft Corporation	302,782
2,585	PTC, Inc.[1]	309,657

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 96.8% (Continued)
	Software - 7.2% (Continued)
12,719	Tenable Holdings, Inc.[1]	$586,855
		1,835,752
	Technology Hardware - 1.3%
26,844	DZS, Inc.[1]	329,107

	Technology Services - 2.8%
40,216	Multiplan Corporation[1,3]	226,416
45,162	Paya Holdings, Inc.[1]	490,911
		717,327
	Total Technology	3,757,863

	Utilities - 2.2%
	Electric Utilities - 2.2%
7,254	NextEra Energy, Inc.	569,584

	TOTAL COMMON STOCK (Cost $19,134,297)	24,697,423

	SHORT-TERM INVESTMENTS — 3.2%
412,414	Blackrock Liquidity Funds T-Fund, Institutional Series, 0.01%[4]	412,414
412,414	Federated Hermes Treasury Obligations Fund, Institutional Series, 0.01%[4]	412,414
	TOTAL SHORT-TERM INVESTMENTS (Cost $824,828)	824,828

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES 100.0% (Cost $19,959,125)	25,522,251

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Principal		Value
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 0.9%
	REPURCHASE AGREEMENTS — 0.9%
231,258	With JP Morgan Securities LLC: at 0.05%, dated 9/30/21, to be repurchased on 10/1/21, repurchase price $231,258 (collateralized by US Treasury Securities, par values ranging from $116 - $128,932, coupon rates ranging from 0.50% to 2.88%, 2/15/23 - 4/30/26; total market value $235,883)	$231,258

	TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $231,258)	231,258

	TOTAL INVESTMENTS - 100.9% (Cost $20,190,383)	$25,753,509	[5]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(223,299)
	NET ASSETS - 100.0%	$25,530,210

[1]	Non-income producing security.
[2]	PLC – Public Limited Company
[3]	Security partially or fully on loan.
[4]	Rate disclosed is the seven day effective yield as of September 30, 2021.
[5]	At September 30, 2021, the market value of securities on loan for CRM All Cap Value Fund was $226,416. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 92.2%
	Communications - 5.2%
	Entertainment Content - 2.6%
21,859	Walt Disney Company (The)[1]	$3,697,887

	Internet Media & Services - 2.6%
1,508	Booking Holdings, Inc.[1]	3,579,796

	Total Communications	7,277,683

	Consumer Discretionary - 23.2%
	Apparel & Textile Products - 3.3%
115,074	Steven Madden Ltd.	4,621,372

	Automotive - 1.2%
66,683	Lucid Group, Inc.[1]	1,692,415

	Consumer Services - 0.4%
174,712	Regis Corporation[1]	607,998

	Home Construction - 2.8%
65,338	Skyline Champion Corporation[1]	3,924,200

	Leisure Facilities & Services - 4.3%
70,394	BJ's Restaurants, Inc.[1]	2,939,653
19,265	Marriott Vacations Worldwide Corporation	3,030,962
		5,970,615
	Retail - Discretionary - 2.9%
89,594	Nordstrom, Inc.[1]	2,369,761
2,640	RH1	1,760,642
		4,130,403
	Wholesale - Discretionary - 8.3%
189,916	G-III Apparel Group Ltd.[1]	5,374,623
123,611	LKQ Corporation[1]	6,220,106
		11,594,729
	Total Consumer Discretionary	32,541,732

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 92.2% (Continued)
	Consumer Staples - 1.3%
	Beverages - 1.1%
703,100	Becle SAB de CV1	$1,517,470

	Food - 0.2%
52,858	The Beachbody Company, Inc.[1]	292,833

	Total Consumer Staples	1,810,303

	Energy - 3.4%
	Renewable Energy - 3.4%
107,831	Sunrun, Inc.[1]	4,744,564

	Financials - 10.9%
	Banking - 6.3%
116,834	Hancock Whitney Corporation	5,505,218
61,463	Webster Financial Corporation	3,347,275
		8,852,493
	Institutional Financial Services - 2.8%
47,036	State Street Corporation	3,984,890

	Insurance - 1.8%
16,126	Assurant, Inc.	2,543,877

	Total Financials	15,381,260

	Health Care - 8.9%
	Medical Equipment & Devices - 8.9%
103,369	Avantor, Inc.[1]	4,227,792
9,579	Danaher Corporation	2,916,231
129,224	Envista Holdings Corporation[1]	5,402,855
	Total Health Care	12,546,878

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 92.2% (Continued)
	Industrials - 20.3%
	Aerospace & Defense - 4.8%
98,019	Kaman Corporation	$3,496,338
28,484	Woodward, Inc.	3,224,389
		6,720,727
	Commercial Support Services - 4.6%
62,689	Clean Harbors, Inc.[1]	6,511,506

	Electrical Equipment - 2.7%
169,695	Hayward Holdings, Inc.[1]	3,774,017

	Industrial Intermediate Products – 5.6%
222,230	Janus International Group, Inc.[1]	2,720,095
21,927	Valmont Industries, Inc.	5,155,476
		7,875,571

	Transportation & Logistics - 2.6%
75,828	Kirby Corporation[1]	3,636,711

	Total Industrials	28,518,532

	Materials - 1.3%
	Chemicals - 1.3%
20,805	Ashland Global Holdings, Inc.	1,854,142

	Technology - 14.0%
	Semiconductors - 1.7%
17,883	QUALCOMM, Inc.	2,306,549

	Software - 10.3%
164,661	Clarivate PLC[1,2]	3,606,076

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK — 92.2% (Continued)
	Software - 10.3% (Continued)
37,066	Jamf Holding Corporation[1]	$1,427,782
11,508	Microsoft Corporation	3,244,336
134,635	Tenable Holdings, Inc.[1]	6,212,059
		14,490,253
	Technology Services - 2.0%
259,293	Paya Holdings, Inc.[1]	2,818,515

	Total Technology	19,615,317

	Utilities - 3.7%
	Electric Utilities - 3.7%
66,345	NextEra Energy, Inc.	5,209,409

	TOTAL COMMON STOCK (Cost $109,482,463)	129,499,820

	SHORT-TERM INVESTMENTS — 7.0%
4,944,751	Blackrock Liquidity Funds T-Fund, Institutional Series, 0.01%[3]	4,944,751
4,944,753	Federated Hermes Treasury Obligations Fund, Institutional Series, 0.01%[3]	4,944,753
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,889,504)	9,889,504
	TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost $119,371,967)	139,389,324

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK SOLD SHORT — (40.1)%
	Communications - (3.7)%
	Advertising & Marketing - (0.3)%
(5,717)	Omnicom Group, Inc.	$(414,254)

	Entertainment Content - (1.2)%
(26,753)	Discovery, Inc. - Class A	(678,991)
(26,004)	Fox Corporation, Class A	(1,043,020)
		(1,722,011)
	Publishing & Broadcasting - (0.7)%
(97,665)	Pearson PLC[2]	(936,717)

	Telecommunications - (1.5)%
(80,199)	AT&T, Inc.	(2,166,175)

	Total Communications	(5,239,157)

	Consumer Discretionary - (11.3)%
	Apparel & Textile Products - (0.4)%
(16,461)	Tapestry, Inc.	(609,386)

	Automotive - (1.0)%
(185,239)	Lordstown Motors Corporation	(1,478,207)

	Consumer Services - (4.2)%
(38,737)	Adtalem Global Education, Inc.	(1,464,646)
(8,057)	Grand Canyon Education, Inc.	(708,694)
(129,362)	Perdoceo Education Corporation	(1,366,063)
(32,712)	Strategic Education, Inc.	(2,306,196)
		(5,845,599)
	E-Commerce Discretionary - (1.2)%
(104,283)	CarParts.com, Inc.	(1,627,858)

	Leisure Facilities & Services - (0.7)%
(12,536)	Shake Shack, Inc., Class A	(983,574)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK SOLD SHORT — (40.1)% (Continued)
	Retail - Discretionary - (3.8)%
(5,100)	Canadian Tire Corporation Ltd.	$(713,549)
(43,550)	Gap, Inc. (The)	(988,585)
(26,655)	Kohl's Corporation	(1,255,184)
(5,921)	Lululemon Athletica, Inc.	(2,396,229)
		(5,353,547)
	Total Consumer Discretionary	(15,898,171)

	Consumer Staples - (8.1)%
	Beverages - (0.8)%
(2,621)	Coca-Cola Bottling Company Consolidated	(1,033,146)

	Food - (4.4)%
(49,186)	B&G Foods, Inc.	(1,470,169)
(15,289)	Beyond Meat, Inc.	(1,609,320)
(10,672)	JM Smucker Company (The)	(1,280,960)
(24,327)	Kellogg Company	(1,554,982)
(52,858)	The Beachbody Company, Inc.	(292,833)
		(6,208,264)
	Retail - Consumer Staples - (2.9)%
(7,966)	Big Lots, Inc.	(345,406)
(20,076)	HelloFresh SE	(1,850,126)
(47,521)	Kroger Company (The)	(1,921,274)
		(4,116,806)
	Total Consumer Staples	(11,358,216)

	Energy - (1.0)%
	Renewable Energy - (1.0)%
(5,318)	SolarEdge Technologies, Inc.	(1,410,440)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK SOLD SHORT — (40.1)% (Continued)
	Financials - (1.0)%
	Banking - (0.3)%
(5,600)	National Bank of Canada	$(430,035)

	Insurance - (0.7)%
(8,015)	Allstate Corporation	(1,020,390)

	Total Financials	(1,450,425)

	Health Care - (1.2)%
	Health Care Facilities & Services - (1.2)%
(26,447)	HealthEquity, Inc.	(1,712,708)

	Industrials - (8.6)%
	Commercial Support Services - (0.5)%
(6,365)	Robert Half International, Inc.	(638,600)

	Electrical Equipment - (3.7)%
(13,429)	Acuity Brands, Inc.	(2,328,186)
(21,652)	Blink Charging Company	(619,464)
(45,833)	Bloom Energy Corporation, Class A	(857,994)
(27,165)	Philips Lighting NV	(1,359,627)
		(5,165,271)
	Engineering & Construction - (0.4)%
(14,698)	Frontdoor, Inc.	(615,846)

	Industrial Intermediate Products - (0.6)%
(11,672)	Proto Labs, Inc.	(777,355)

	Transportation & Logistics - (0.8)%
(5,270)	FedEx Corporation	(1,155,658)

	Transportation Equipment - (2.6)%
(92,987)	Hyliion Holdings Corporation	(781,091)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCK SOLD SHORT — (40.1)% (Continued)
	Transportation Equipment - (2.6)% (Continued)
(12,709)	Volvo AB, Class B	$(283,809)
(30,497)	Wabtec Corporation	(2,629,146)
		(3,694,046)
	Total Industrials	(12,046,776)

	Technology - (4.6)%
	Software - (3.7)%
(11,746)	Guidewire Software, Inc.	(1,396,247)
(23,465)	Materialise NV – ADR[4]	(471,646)
(30,321)	Qualys, Inc.	(3,374,424)
		(5,242,317)
	Technology Hardware - (0.9)%
(23,924)	3D Systems Corporation	(659,585)
(81,645)	Desktop Metal, Inc.	(585,395)
		(1,244,980)
	Total Technology	(6,487,297)

	Utilities - (0.6)%
	Electric Utilities - (0.6)%
(15,755)	Avangrid, Inc.	(765,693)

	TOTAL COMMON STOCK SOLD SHORT - (Proceeds - $61,934,587)	(56,368,883)

	OTHER ASSETS IN EXCESS OF LIABILITIES - 40.9%	57,505,181
	NET ASSETS - 100.0%	$140,525,622

[1]	Non-income producing security.
[2]	PLC – Public Limited Company
[3]	Rate disclosed is the seven day effective yield as of September 30, 2021.
[4]	ADR – American Depositary Receipt

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

OTC Total return swap agreements outstanding at September 30, 2021:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	0.73% (Fed Funds Rate + 0.65%)	03/21/2022	$3,911,312	American International Group	$475,820	$-	$475,820
Morgan Stanley	0.73% (Fed Funds Rate + 0.65%)	03/21/2022	4,256,821	Canadian National Railway Company	187,112	-	187,112
Morgan Stanley	0.73% (Fed Funds Rate + 0.65%)	03/21/2022	4,205,606	ChampionX Corporation	115,570	-	115,570
Morgan Stanley	0.73% (Fed Funds Rate + 0.65%)	03/21/2022	4,043,782	Eagle Materials, Inc.	(306,566)	-	(306,566)
Morgan Stanley	(0.37% (Fed Funds Rate minus 0.45%)	07/28/2022	(1,371,932)	Morgan Stanley Custom Swap (MSCMS374 Index(3)	71,520	-	71,520
Morgan Stanley	(0.37% (Fed Funds Rate minus 0.45%)	07/28/2022	(2,786,288)	Morgan Stanley Custom Swap (MSCMS375 Index(3)	103,678	-	103,678
Morgan Stanley	(0.37% (Fed Funds Rate minus 0.45%)	07/28/2022	(2,807,869)	Morgan Stanley Custom Swap (MSCMS376 Index(3)	84,541	-	84,541
Morgan Stanley	(0.37% (Fed Funds Rate minus 0.45%)	07/28/2022	(2,780,674)	Morgan Stanley Custom Swap (MSCMS377 Index(3)	105,855	-	105,855
Morgan Stanley	(0.37% (Fed Funds Rate minus 0.45%)	07/28/2022	(2,801,162)	Morgan Stanley Custom Swap (MSCMS378 Index(3)	126,455	-	126,455
Morgan Stanley	(0.37% (Fed Funds Rate minus 0.45%)	07/28/2022	(2,788,216)	Morgan Stanley Custom Swap (MSCMS379 Index(3)	113,967	-	113,967
Morgan Stanley	(0.37% (Fed Funds Rate minus 0.45%)	07/28/2022	(1,348,154)	Morgan Stanley Custom Swap (MSCMS380 Index(3)	26,149	-	26,149
Morgan Stanley	(0.37% (Fed Funds Rate minus 0.45%)	07/28/2022	(1,384,302)	Morgan Stanley Custom Swap (MSCMS381 Index(3)	32,887	-	32,887
Morgan Stanley	(0.37% (Fed Funds Rate minus 0.45%)	07/28/2022	(1,381,233)	Morgan Stanley Custom Swap (MSCMS382 Index(3)	35,618	-	35,618
Morgan Stanley	(0.37% (Fed Funds Rate minus 0.45%)	07/28/2022	(1,403,832)	Morgan Stanley Custom Swap (MSCMS383 Index(3)	35,386	-	35,386
Morgan Stanley	(0.37% (Fed Funds Rate minus 0.45%)	07/28/2022	(1,391,160)	Morgan Stanley Custom Swap (MSCMS384 Index(3)	47,225	-	47,225
Morgan Stanley	(0.37% (Fed Funds Rate minus 0.45%)	07/28/2022	(1,414,209)	Morgan Stanley Custom Swap (MSCMS385 Index(3)	34,140	-	34,140
Morgan Stanley	(0.37% (Fed Funds Rate minus 0.45%)	07/28/2022	(1,427,551)	Morgan Stanley Custom Swap (MSCMS386 Index(3)	32,741	-	32,741
Morgan Stanley	(0.37% (Fed Funds Rate minus 0.45%)	07/28/2022	(1,412,871)	Morgan Stanley Custom Swap (MSCMS387 Index(3)	3,808	-	3,808
Morgan Stanley	(0.37% (Fed Funds Rate minus 0.45%)	07/28/2022	(1,419,356)	Morgan Stanley Custom Swap (MSCMS388 Index(3)	18,463	-	18,463
Total Unrealized Appreciation							$1,650,935
Total Unrealized (Depreciation)							$(306,566)
Total					$1,344,369	$-	$1,344,369

(1)	Paid monthly.
(2)

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed -upon floating rate financing rate.

(3)	See the tables below for the swap constituents.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS374) Index total return swap with Morgan Stanley Bank as of September 30, 2021, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
LyondellBasell Industries N.V. - Class A	748	$70,226	5.40%
General Mills, Inc.	1,173	70,141	5.39%
Kellogg Company	1,088	69,536	5.35%
Sysco Corporation	879	69,001	5.31%
Hormel Foods Corporation	1,624	66,586	5.12%
Hershey Company (The)	391	66,132	5.09%
Canadian Imperial Bank of Commerce	591	65,832	5.06%
Fidelity National Information Services, Inc.	540	65,649	5.05%
Zillow Group, Inc.	736	64,849	4.99%
Sherwin-Williams Company (The)	231	64,485	4.96%
Zscaler, Inc.	245	64,133	4.93%
Pfizer, Inc.	1,489	64,038	4.92%
McCormick & Company, Inc.	790	64,009	4.92%
Roku, Inc.	202	63,450	4.88%
Hologic, Inc.	857	63,272	4.87%
Apple, Inc.	445	62,943	4.84%
DocuSign, Inc.	244	62,717	4.82%
Altria Group, Inc.	1,355	61,667	4.74%
Albemarle Corporation	282	61,654	4.74%
Kroger Company (The)	1,486	60,067	4.62%
		$1,300,387	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS375) Index total return swap with Morgan Stanley Bank as of September 30, 2021, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Fox Corporation - Class A	1,885	$75,590	2.82%
O’Reilly Automotive, Inc.	114	69,870	2.60%
Sysco Corporation	885	69,448	2.59%
General Mills, Inc.	1,159	69,343	2.59%
Kellogg Company	1,080	69,006	2.57%
CVS Health Corporation	808	68,597	2.56%
LyondellBasell Industries N.V. - Class A	729	68,446	2.55%
McDonald’s Corporation	283	68,278	2.55%
Church & Dwight Company, Inc.	819	67,617	2.52%
Tractor Supply Company	331	66,991	2.50%
Home Depot, Inc. (The)	204	66,979	2.50%
Constellation Brands, Inc.	317	66,712	2.49%
Fidelity National Information Services, Inc.	547	66,577	2.48%
Clorox Company (The)	399	66,107	2.46%
Dollar General Corporation	311	65,896	2.46%
Hormel Foods Corporation	1,601	65,635	2.45%
Zscaler, Inc.	250	65,624	2.45%
PepsiCo, Inc.	436	65,531	2.44%
Hershey Company (The)	387	65,484	2.44%
Costco Wholesale Corporation	146	65,430	2.44%
Ulta Beauty, Inc.	181	65,220	2.43%
Zillow Group, Inc.	738	65,010	2.42%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Roku, Inc.	206	$64,647	2.41%
Walgreens Boots Alliance, Inc.	1,370	64,444	2.40%
Lululemon Athletica, Inc.	159	64,409	2.40%
Apple, Inc.	455	64,335	2.40%
Best Buy Company, Inc.	608	64,301	2.40%
Kroger Company (The)	1,587	64,176	2.39%
McCormick & Company, Inc.	792	64,153	2.39%
VF Corporation	955	63,951	2.38%
Restaurant Brands International, Inc.	1,044	63,870	2.38%
Target Corporation	277	63,364	2.36%
Sherwin-Williams Company (The)	225	63,021	2.35%
DocuSign, Inc.	244	62,912	2.35%
Starbucks Corporation	568	62,607	2.33%
Ecolab, Inc.	300	62,567	2.33%
Philip Morris International, Inc.	654	61,990	2.31%
Albemarle Corporation	281	61,497	2.29%
International Flavors & Fragrances, Inc.	459	61,367	2.29%
Altria Group, Inc.	1,339	60,932	2.27%
Estee Lauder Companies, Inc. (The)	202	60,513	2.26%
		$2,682,447	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS376) Index total return swap with Morgan Stanley Bank as of September 30, 2021, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Fox Corporation - Class A	2,757	$110,591	4.06%
O’Reilly Automotive, Inc.	171	104,236	3.83%
Sysco Corporation	1,303	102,321	3.76%
General Mills, Inc.	1,709	102,230	3.75%
Kellogg Company	1,580	101,018	3.71%
CVS Health Corporation	1,186	100,612	3.69%
Tractor Supply Company	496	100,459	3.69%
McDonald’s Corporation	415	100,155	3.68%
Home Depot, Inc. (The)	299	98,049	3.60%
Costco Wholesale Corporation	218	97,949	3.60%
Dollar General Corporation	460	97,682	3.59%
Ulta Beauty, Inc.	269	97,136	3.57%
Clorox Company (The)	585	96,919	3.56%
Pfizer, Inc.	2,248	96,668	3.55%
Hormel Foods Corporation	2,348	96,253	3.53%
Canadian Imperial Bank of Commerce	863	96,021	3.53%
Walgreens Boots Alliance, Inc.	2,037	95,857	3.52%
Lululemon Athletica, Inc.	236	95,384	3.50%
McCormick & Company, Inc.	1,177	95,349	3.50%
Best Buy Company, Inc.	894	94,510	3.47%
Kroger Company (The)	2,337	94,472	3.47%
Target Corporation	412	94,290	3.46%
Restaurant Brands International, Inc.	1,540	94,236	3.46%
VF Corporation	1,396	93,536	3.43%
Sherwin-Williams Company (The)	332	92,786	3.41%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Starbucks Corporation	841	$92,739	3.41%
Altria Group, Inc.	2,001	91,073	3.34%
International Flavors & Fragrances, Inc.	679	90,780	3.33%
		$2,723,311	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS377) Index total return swap with Morgan Stanley Bank as of September 30, 2021, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	5,035	$71,302	2.67%
General Motors Company	1,276	67,270	2.51%
Fiserv, Inc.	603	65,425	2.45%
Automatic Data Processing, Inc.	324	64,814	2.42%
LyondellBasell Industries N.V. - Class A	690	64,770	2.42%
AT&T, Inc.	2,369	63,998	2.39%
Amgen, Inc.	300	63,740	2.38%
Cognizant Technology Solutions Corporation	856	63,498	2.37%
NetApp, Inc.	702	63,049	2.36%
Fastenal Company	1,221	63,010	2.36%
Canadian Imperial Bank of Commerce	564	62,787	2.35%
Cummins, Inc.	279	62,728	2.34%
International Paper Company (The)	1,121	62,704	2.34%
Humana, Inc.	161	62,687	2.34%
Micron Technology, Inc.	881	62,544	2.34%
Motorola Solutions, Inc.	269	62,473	2.34%
Emerson Electric Company	663	62,468	2.34%
Pfizer, Inc.	1,448	62,294	2.33%
3M Company (The)	355	62,271	2.33%
Stanley Black & Decker, Inc.	355	62,246	2.33%
Cintas Corporation	163	62,230	2.33%
Arista Networks	181	62,200	2.32%
W. W. Grainger, Inc.	158	62,098	2.32%
Eaton Corporation PLC	414	61,860	2.31%
United Parcel Service - Class B	339	61,735	2.31%
Magna International	820	61,721	2.31%
HCA Healthcare, Inc.	254	61,717	2.31%
Realty Income Corporation	949	61,575	2.30%
Albemarle Corporation	281	61,525	2.30%
Caterpillar, Inc.	320	61,440	2.30%
Hologic, Inc.	830	61,238	2.29%
Generac Holdings, Inc.	149	61,041	2.28%
Align Technology, Inc.	92	60,996	2.28%
CDW Corporation	335	60,920	2.28%
Cisco Systems, Inc.	1,119	60,905	2.28%
PACCAR, Inc.	772	60,890	2.28%
West Company, Inc.	143	60,814	2.27%
Rockwell Automation, Inc.	207	60,773	2.27%
Moody’s Corporation	170	60,490	2.26%
Ansys, Inc.	175	59,734	2.23%
Agilent Technologies, Inc.	376	59,164	2.21%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Mettler-Toledo International, Inc.	42	$57,195	2.14%
Waters Corporation	158	56,503	2.11%
		$2,674,842	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS378) Index total return swap with Morgan Stanley Bank as of September 30, 2021, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	3,790	$53,670	2.01%
General Mills, Inc.	853	51,046	1.91%
General Motors Company	967	50,968	1.91%
Fiserv, Inc.	462	50,172	1.88%
Kellogg Company	784	50,139	1.87%
Automatic Data Processing, Inc.	250	49,957	1.87%
LyondellBasell Industries N.V. - Class A	529	49,610	1.85%
Church & Dwight Company, Inc.	599	49,460	1.85%
Hormel Foods Corporation	1,205	49,396	1.85%
AT&T, Inc.	1,817	49,089	1.84%
Amgen, Inc.	230	48,848	1.83%
Humana, Inc.	125	48,626	1.82%
Cognizant Technology Solutions Corporation	655	48,620	1.82%
Hershey Company (The)	286	48,439	1.81%
International Paper Company (The)	865	48,360	1.81%
Constellation Brands, Inc.	229	48,316	1.81%
PepsiCo, Inc.	321	48,306	1.81%
NetApp, Inc.	537	48,206	1.80%
Micron Technology, Inc.	679	48,179	1.80%
Pfizer, Inc.	1,119	48,137	1.80%
Fastenal Company	932	48,103	1.80%
Cummins, Inc.	214	47,996	1.79%
Arista Networks	140	47,979	1.79%
Duke Energy Corporation	491	47,927	1.79%
Cintas Corporation	126	47,833	1.79%
W. W. Grainger, Inc.	122	47,790	1.79%
Canadian Imperial Bank of Commerce	429	47,756	1.79%
3M Company (The)	272	47,721	1.78%
Motorola Solutions, Inc.	205	47,714	1.78%
Hologic, Inc.	646	47,648	1.78%
Emerson Electric Company	504	47,519	1.78%
Realty Income Corporation	732	47,472	1.77%
HCA Healthcare, Inc.	195	47,425	1.77%
Cisco Systems, Inc.	871	47,382	1.77%
Stanley Black & Decker, Inc.	270	47,301	1.77%
United Parcel Service - Class B	259	47,192	1.76%
West Company, Inc.	111	47,012	1.76%
Magna International	624	46,944	1.75%
Align Technology, Inc.	71	46,941	1.75%
Albemarle Corporation	214	46,893	1.75%
Moody’s Corporation	132	46,849	1.75%
Caterpillar, Inc.	244	46,756	1.75%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
PACCAR, Inc.	592	$46,754	1.75%
CDW Corporation	257	46,750	1.75%
Ecolab, Inc.	224	46,702	1.75%
Eaton Corporation PLC	312	46,599	1.74%
International Flavors & Fragrances, Inc.	347	46,430	1.74%
Rockwell Automation, Inc.	158	46,380	1.73%
Generac Holdings, Inc.	113	46,377	1.73%
Altria Group, Inc.	1,018	46,331	1.73%
Estee Lauder Companies, Inc. (The)	154	46,065	1.72%
Ansys, Inc.	134	45,765	1.71%
Philip Morris International, Inc.	482	45,670	1.71%
Agilent Technologies, Inc.	288	45,419	1.70%
Mettler-Toledo International, Inc.	32	44,208	1.65%
Waters Corporation	122	43,684	1.63%
		$2,674,831	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS379) Index total return swap with Morgan Stanley Bank as of September 30, 2021, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	5,100	$72,218	2.70%
General Motors Company	1,327	69,920	2.61%
Automatic Data Processing, Inc.	344	68,865	2.58%
LyondellBasell Industries N.V. - Class A	728	68,327	2.56%
Fiserv, Inc.	630	68,310	2.55%
Magna International	896	67,383	2.52%
AT&T, Inc.	2,476	66,881	2.50%
Amgen, Inc.	314	66,861	2.50%
Cummins, Inc.	298	66,809	2.50%
Humana, Inc.	171	66,626	2.49%
Cognizant Technology Solutions Corporation	890	66,071	2.47%
NetApp, Inc.	735	65,989	2.47%
Fastenal Company	1,277	65,915	2.46%
Duke Energy Corporation	674	65,767	2.46%
W. W. Grainger, Inc.	167	65,668	2.46%
3M Company (The)	374	65,633	2.45%
Motorola Solutions, Inc.	282	65,521	2.45%
PACCAR, Inc.	829	65,423	2.45%
Emerson Electric Company	692	65,173	2.44%
Canadian Imperial Bank of Commerce	586	65,168	2.44%
Cintas Corporation	171	65,110	2.43%
Micron Technology, Inc.	916	64,999	2.43%
Cisco Systems, Inc.	1,192	64,884	2.43%
Realty Income Corporation	999	64,814	2.42%
Albemarle Corporation	296	64,712	2.42%
United Parcel Service - Class B	354	64,492	2.41%
Caterpillar, Inc.	336	64,438	2.41%
Arista Networks	187	64,354	2.41%
Eaton Corporation PLC	429	64,060	2.40%
CDW Corporation	352	64,009	2.39%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
West Company, Inc.	150	$63,841	2.39%
Stanley Black & Decker, Inc.	364	63,823	2.39%
Moody's Corporation	180	63,810	2.39%
HCA Healthcare, Inc.	261	63,399	2.37%
Rockwell Automation, Inc.	216	63,390	2.37%
Generac Holdings, Inc.	155	63,374	2.37%
Align Technology, Inc.	94	62,443	2.33%
Agilent Technologies, Inc.	394	62,130	2.32%
Ansys, Inc.	182	62,128	2.32%
Waters Corporation	171	61,087	2.28%
Mettler-Toledo International, Inc.	44	60,550	2.26%
		$2,674,375	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS380) Index total return swap with Morgan Stanley Bank as of September 30, 2021, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Fox Corporation - Class A	1,733	$69,517	5.26%
McDonald's Corporation	270	64,985	4.91%
CVS Health Corporation	764	64,860	4.91%
Fidelity National Information Services, Inc.	528	64,274	4.86%
Pfizer, Inc.	1,489	64,047	4.85%
Starbucks Corporation	576	63,571	4.81%
Restaurant Brands International, Inc.	1,039	63,560	4.81%
Amgen, Inc.	298	63,352	4.79%
Apple, Inc.	447	63,317	4.79%
Roku, Inc.	202	63,189	4.78%
Best Buy Company, Inc.	596	63,026	4.77%
VF Corporation	940	62,952	4.76%
Dollar General Corporation	294	62,423	4.72%
Sherwin-Williams Company (The)	222	62,240	4.71%
Ulta Beauty, Inc.	172	62,231	4.71%
Zscaler, Inc.	237	62,171	4.70%
Walgreens Boots Alliance, Inc.	1,317	61,972	4.69%
DocuSign, Inc.	235	60,578	4.58%
Align Technology, Inc.	91	60,456	4.57%
Zillow Group, Inc.	681	59,987	4.54%
Agilent Technologies, Inc.	376	59,191	4.48%
		$1,321,899	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS381) Index total return swap with Morgan Stanley Bank as of September 30, 2021, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	2,559	$36,239	2.68%
General Motors Company	665	35,029	2.59%
LyondellBasell Industries N.V. - Class A	365	34,243	2.53%
Albemarle Corporation	152	33,341	2.47%
Cummins, Inc.	148	33,267	2.46%
Magna International	442	33,265	2.46%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Fiserv, Inc.	306	$33,167	2.45%
NetApp, Inc.	369	33,101	2.45%
Caterpillar, Inc.	172	33,007	2.44%
Automatic Data Processing, Inc.	165	32,993	2.44%
Canadian Imperial Bank of Commerce	294	32,710	2.42%
Emerson Electric Company	347	32,647	2.42%
AT&T, Inc.	1,206	32,568	2.41%
Motorola Solutions, Inc.	140	32,539	2.41%
Cognizant Technology Solutions Corporation	437	32,438	2.40%
Amgen, Inc.	153	32,434	2.40%
PACCAR, Inc.	411	32,419	2.40%
Allstate Corporation (The)	253	32,232	2.39%
Micron Technology, Inc.	453	32,179	2.38%
Fastenal Company	620	32,009	2.37%
Cisco Systems, Inc.	587	31,952	2.36%
Pfizer, Inc.	742	31,926	2.36%
W. W. Grainger, Inc.	81	31,907	2.36%
Rockwell Automation, Inc.	108	31,895	2.36%
3M Company (The)	182	31,881	2.36%
Arista Networks	93	31,852	2.36%
Generac Holdings, Inc.	78	31,836	2.36%
CDW Corporation	175	31,800	2.35%
Cintas Corporation	83	31,731	2.35%
Humana, Inc.	81	31,595	2.34%
Moody's Corporation	89	31,581	2.34%
United Parcel Service - Class B	173	31,547	2.33%
Realty Income Corporation	485	31,475	2.33%
Ansys, Inc.	92	31,341	2.32%
West Company, Inc.	74	31,326	2.32%
Eaton Corporation PLC	210	31,302	2.32%
Stanley Black & Decker, Inc.	178	31,262	2.31%
HCA Healthcare, Inc.	129	31,226	2.31%
Align Technology, Inc.	46	30,766	2.28%
Agilent Technologies, Inc.	191	30,165	2.23%
Waters Corporation	83	29,617	2.19%
Mettler-Toledo International, Inc.	21	29,591	2.19%
		$1,351,401	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS382) Index total return swap with Morgan Stanley Bank as of September 30, 2021, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Fox Corporation - Class A	2,649	$106,251	7.89%
Albemarle Corporation	454	99,484	7.39%
VF Corporation	1,485	99,456	7.39%
Fidelity National Information Services, Inc.	810	98,600	7.33%
Best Buy Company, Inc.	920	97,271	7.23%
Amgen, Inc.	457	97,119	7.22%
Apple, Inc.	686	97,034	7.21%
Roku, Inc.	308	96,615	7.18%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Sherwin-Williams Company (The)	339	$94,756	7.04%
Zscaler, Inc.	361	94,706	7.04%
DocuSign, Inc.	363	93,377	6.94%
Zillow Group, Inc.	1,032	90,929	6.76%
Agilent Technologies, Inc.	574	90,377	6.72%
Waters Corporation	251	89,619	6.66%
		$1,345,594	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS383) Index total return swap with Morgan Stanley Bank as of September 30, 2021, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Clorox Company (The)	297	$49,241	3.60%
VF Corporation	730	48,910	3.57%
Kellogg Company	763	48,758	3.56%
Sysco Corporation	621	48,721	3.56%
International Flavors & Fragrances, Inc.	364	48,628	3.55%
Kroger Company (The)	1,203	48,621	3.55%
Hormel Foods Corporation	1,181	48,413	3.54%
General Mills, Inc.	805	48,144	3.52%
Constellation Brands, Inc.	228	48,085	3.51%
Fidelity National Information Services, Inc.	395	48,070	3.51%
Amgen, Inc.	226	48,001	3.51%
Church & Dwight Company, Inc.	580	47,853	3.50%
Duke Energy Corporation	489	47,759	3.49%
Best Buy Company, Inc.	452	47,732	3.49%
Hershey Company (The)	280	47,346	3.46%
PepsiCo, Inc.	313	47,097	3.44%
Starbucks Corporation	426	47,047	3.44%
Restaurant Brands International, Inc.	768	46,973	3.43%
Apple, Inc.	331	46,786	3.42%
Roku, Inc.	148	46,528	3.40%
Sherwin-Williams Company (The)	165	46,199	3.38%
McCormick & Company, Inc.	565	45,794	3.35%
Ecolab, Inc.	218	45,552	3.33%
Zscaler, Inc.	174	45,536	3.33%
Altria Group, Inc.	1,000	45,505	3.32%
Philip Morris International, Inc.	480	45,480	3.32%
Estee Lauder Companies, Inc. (The)	151	45,404	3.32%
DocuSign, Inc.	176	45,301	3.31%
Zillow Group, Inc.	510	44,983	3.29%
		$1,368,467	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS384) Index total return swap with Morgan Stanley Bank as of September 30, 2021, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
LyondellBasell Industries N.V. - Class A	1,250	$117,346	8.73%
Fidelity National Information Services, Inc.	954	116,107	8.64%
Pfizer, Inc.	2,641	113,592	8.45%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Canadian Imperial Bank of Commerce	1,012	$112,679	8.38%
Apple, Inc.	795	112,472	8.37%
Realty Income Corporation	1,722	111,680	8.31%
Albemarle Corporation	509	111,524	8.30%
Sherwin-Williams Company (The)	397	110,949	8.26%
DocuSign, Inc.	426	109,771	8.17%
Roku, Inc.	349	109,322	8.14%
Zscaler, Inc.	417	109,289	8.13%
Zillow Group, Inc.	1,239	109,166	8.12%
		$1,343,897	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS385) Index total return swap with Morgan Stanley Bank as of September 30, 2021, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Fox Corporation - Class A	821	$32,937	2.39%
Kroger Company (The)	806	32,602	2.36%
Best Buy Company, Inc.	308	32,537	2.36%
International Flavors & Fragrances, Inc.	243	32,501	2.35%
LyondellBasell Industries N.V. - Class A	346	32,498	2.35%
Clorox Company (The)	196	32,444	2.35%
Hormel Foods Corporation	790	32,397	2.35%
Kellogg Company	505	32,309	2.34%
CVS Health Corporation	381	32,296	2.34%
Fidelity National Information Services, Inc.	264	32,146	2.33%
Church & Dwight Company, Inc.	389	32,079	2.32%
Duke Energy Corporation	327	31,954	2.32%
Constellation Brands, Inc.	152	31,946	2.31%
General Mills, Inc.	533	31,855	2.31%
VF Corporation	474	31,779	2.30%
Restaurant Brands International, Inc.	516	31,588	2.29%
McDonald's Corporation	131	31,544	2.29%
O'Reilly Automotive, Inc.	52	31,492	2.28%
Sysco Corporation	401	31,446	2.28%
PepsiCo, Inc.	209	31,446	2.28%
Zillow Group, Inc.	357	31,429	2.28%
Dollar General Corporation	148	31,414	2.28%
Walgreens Boots Alliance, Inc.	667	31,398	2.28%
Roku, Inc.	100	31,383	2.27%
Home Depot, Inc. (The)	96	31,357	2.27%
Hershey Company (The)	185	31,351	2.27%
Albemarle Corporation	142	31,181	2.26%
Starbucks Corporation	283	31,165	2.26%
Apple, Inc.	219	31,049	2.25%
Tractor Supply Company	153	30,998	2.25%
Costco Wholesale Corporation	69	30,970	2.24%
Sherwin-Williams Company (The)	110	30,905	2.24%
McCormick & Company, Inc.	381	30,897	2.24%
Darden Restaurants, Inc.	203	30,770	2.23%
Target Corporation	134	30,547	2.21%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
DocuSign, Inc.	118	$30,470	2.21%
Ulta Beauty, Inc.	84	30,449	2.21%
Altria Group, Inc.	665	30,283	2.19%
Zscaler, Inc.	115	30,193	2.19%
Lululemon Athletica, Inc.	75	30,159	2.19%
Estee Lauder Companies, Inc. (The)	101	30,155	2.18%
Ecolab, Inc.	144	30,056	2.18%
Philip Morris International, Inc.	317	30,013	2.17%
Generac Holdings, Inc.	73	29,633	2.15%
		$1,380,021	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS386) Index total return swap with Morgan Stanley Bank as of September 30, 2021, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
International Flavors & Fragrances, Inc.	218	$29,134	2.09%
Kroger Company (The)	713	28,841	2.07%
Clorox Company (The)	174	28,799	2.06%
General Mills, Inc.	481	28,752	2.06%
Hormel Foods Corporation	700	28,712	2.06%
Church & Dwight Company, Inc.	347	28,673	2.06%
Ford Motor Company	2,025	28,670	2.06%
Fox Corporation - Class A	715	28,663	2.05%
Kellogg Company	448	28,634	2.05%
Constellation Brands, Inc.	135	28,537	2.05%
Hershey Company (The)	168	28,393	2.04%
General Motors Company	539	28,385	2.04%
CVS Health Corporation	334	28,376	2.03%
Realty Income Corporation	437	28,312	2.03%
Albemarle Corporation	129	28,247	2.03%
PepsiCo, Inc.	188	28,236	2.02%
VF Corporation	421	28,174	2.02%
O'Reilly Automotive, Inc.	46	28,090	2.01%
Fidelity National Information Services, Inc.	231	28,061	2.01%
Dollar General Corporation	132	28,059	2.01%
LyondellBasell Industries N.V. - Class A	298	28,005	2.01%
DocuSign, Inc.	109	27,976	2.01%
Costco Wholesale Corporation	62	27,972	2.01%
Roku, Inc.	89	27,966	2.01%
Zillow Group, Inc.	317	27,932	2.00%
Apple, Inc.	197	27,907	2.00%
Sherwin-Williams Company (The)	100	27,884	2.00%
McDonald's Corporation	116	27,861	2.00%
Starbucks Corporation	252	27,820	1.99%
Restaurant Brands International, Inc.	454	27,807	1.99%
Canadian Imperial Bank of Commerce	249	27,671	1.98%
Walgreens Boots Alliance, Inc.	588	27,642	1.98%
Tractor Supply Company	136	27,620	1.98%
Home Depot, Inc. (The)	84	27,566	1.98%
Zscaler, Inc.	105	27,565	1.98%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Sysco Corporation	351	$27,561	1.98%
McCormick & Company, Inc.	340	27,541	1.97%
Best Buy Company, Inc.	260	27,507	1.97%
Target Corporation	120	27,491	1.97%
Magna International	365	27,458	1.97%
Ansys, Inc.	81	27,428	1.97%
Ecolab, Inc.	131	27,401	1.96%
Cognizant Technology Solutions Corporation	367	27,266	1.95%
Darden Restaurants, Inc.	179	27,174	1.95%
Ulta Beauty, Inc.	75	27,150	1.95%
Micron Technology, Inc.	381	27,068	1.94%
Estee Lauder Companies, Inc. (The)	90	26,983	1.93%
Lululemon Athletica, Inc.	67	26,938	1.93%
Philip Morris International, Inc.	280	26,511	1.90%
Generac Holdings, Inc.	65	26,401	1.89%
		$1,394,820	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS387) Index total return swap with Morgan Stanley Bank as of September 30, 2021, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	938	$205,363	14.58%
Sherwin-Williams Company (The)	726	203,080	14.41%
Kroger Company (The)	5,011	202,599	14.38%
Realty Income Corporation	3,123	202,563	14.38%
Canadian Imperial Bank of Commerce	1,802	200,514	14.23%
LyondellBasell Industries N.V. - Class A	2,107	197,712	14.03%
Micron Technology, Inc.	2,777	197,113	13.99%
		$1,408,944	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS388) Index total return swap with Morgan Stanley Bank as of September 30, 2021, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Generac Holdings, Inc.	497	$203,193	14.50%
Ansys, Inc.	593	201,826	14.41%
Canadian Imperial Bank of Commerce	1,811	201,567	14.39%
Micron Technology, Inc.	2,821	200,267	14.29%
Realty Income Corporation	3,060	198,487	14.17%
LyondellBasell Industries N.V. - Class A	2,109	197,890	14.13%
Kroger Company (The)	4,889	197,679	14.11%
		$1,400,909	100.00%